Note 11 - Property, plant and equipment, net - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		$ 6,121,471		$ 6,078,179
Movements of the year
Currency translation adjustment		71,934		(36,248)
Increase due to business combinations	[1]	16,342
Changes due to business combinations	[2]			(10,461)
Additions		568,421		635,513
Transfers / Reclassifications		906		(4,546)
Decrease due to deconsolidation of subsidiaries	[3]	(373)
Disposals / Consumptions		(71,942)	[4]	(31,763)
Depreciation charge		(501,677)		(509,203)
Movements of the year		83,611		43,292
At the end of the year		6,205,082		6,121,471
Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		757,410		725,063
Movements of the year
Currency translation adjustment		8,279		(4,637)
Increase due to business combinations	[1]	1,990
Changes due to business combinations	[2]			12,949
Additions				2,176
Transfers / Reclassifications		83,893		48,322
Decrease due to deconsolidation of subsidiaries	[3]
Disposals / Consumptions		(57,445)	[4]	(10,197)
Depreciation charge		(14,728)		(16,266)
Movements of the year		21,989		32,347
At the end of the year		779,399		757,410
Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		4,873,502		4,842,229
Movements of the year
Currency translation adjustment		56,463		(26,793)
Increase due to business combinations	[1]	14,352
Changes due to business combinations	[2]			(24,063)
Additions		3,164		1,028
Transfers / Reclassifications		464,662		550,891
Decrease due to deconsolidation of subsidiaries	[3]	(362)
Disposals / Consumptions		(818)	[4]	(12,526)
Depreciation charge		(464,041)		(457,264)
Movements of the year		73,420		31,273
At the end of the year		4,946,922		4,873,502
Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		73,562		65,604
Movements of the year
Currency translation adjustment		640		(266)
Increase due to business combinations	[1]
Changes due to business combinations	[2]
Additions		598		433
Transfers / Reclassifications		39,070		29,681
Decrease due to deconsolidation of subsidiaries	[3]	(11)
Disposals / Consumptions		(461)	[4]	(1,183)
Depreciation charge		(20,666)		(20,707)
Movements of the year		19,170		7,958
At the end of the year		92,732		73,562
Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		372,990		396,103
Movements of the year
Currency translation adjustment		6,188		(4,391)
Increase due to business combinations	[1]
Changes due to business combinations	[2]			653
Additions		550,901		616,218
Transfers / Reclassifications		(586,719)		(633,440)
Decrease due to deconsolidation of subsidiaries	[3]
Disposals / Consumptions		(6,369)	[4]	(2,153)
Depreciation charge
Movements of the year		(35,999)		(23,113)
At the end of the year		336,991		372,990
Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		44,007		49,180
Movements of the year
Currency translation adjustment		364		(161)
Increase due to business combinations	[1]
Changes due to business combinations	[2]
Additions		13,758		15,658
Transfers / Reclassifications
Decrease due to deconsolidation of subsidiaries	[3]
Disposals / Consumptions		(6,849)	[4]	(5,704)
Depreciation charge		(2,242)		(14,966)
Movements of the year		5,031		(5,173)
At the end of the year		49,038		44,007
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		15,717,716		15,313,080
Movements of the year
At the end of the year		16,369,632		15,717,716
Gross carrying amount [member] | Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		935,704		889,957
Movements of the year
At the end of the year		967,135		935,704
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		13,903,542		13,538,273
Movements of the year
At the end of the year		14,517,757		13,903,542
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		424,042		416,913
Movements of the year
At the end of the year		458,610		424,042
Gross carrying amount [member] | Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		372,990		396,103
Movements of the year
At the end of the year		336,991		372,990
Gross carrying amount [member] | Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		81,438		71,834
Movements of the year
At the end of the year		89,139		81,438
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		(9,596,245)		(9,234,901)
Movements of the year
At the end of the year		(10,164,550)		(9,596,245)
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		(178,294)		(164,894)
Movements of the year
At the end of the year		(187,736)		(178,294)
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		(9,030,040)		(8,696,044)
Movements of the year
At the end of the year		(9,570,835)		(9,030,040)
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		(350,480)		(351,309)
Movements of the year
At the end of the year		(365,878)		(350,480)
Accumulated depreciation, amortisation and impairment [member] | Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year
Movements of the year
At the end of the year
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
At the beginning of the year		(37,431)		(22,654)
Movements of the year
At the end of the year		$ (40,101)		$ (37,431)

[1]	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.
[2]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.
[3]	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.
[4]	For the year 2025, includes the unwinding of certain land plots in Saudi Arabia. For more information see note 28.